Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2022
Entity Registrant Name	WASHINGTON MUTUAL INVESTORS FUND
Entity Central Index Key	0000104865
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 15, 2022
Document Effective Date	Jul. 01, 2022
Prospectus Date	Jul. 01, 2022
Washington Mutual Investors Fund | Class A
Prospectus:
Trading Symbol	AWSHX
Washington Mutual Investors Fund | Class R-1
Prospectus:
Trading Symbol	RWMAX
Washington Mutual Investors Fund | Class R-2
Prospectus:
Trading Symbol	RWMBX
Washington Mutual Investors Fund | Class R-3
Prospectus:
Trading Symbol	RWMCX
Washington Mutual Investors Fund | Class R-4
Prospectus:
Trading Symbol	RWMEX
Washington Mutual Investors Fund | Class R-5
Prospectus:
Trading Symbol	RWMFX
Washington Mutual Investors Fund | Class C
Prospectus:
Trading Symbol	WSHCX
Washington Mutual Investors Fund | Class F-1
Prospectus:
Trading Symbol	WSHFX
Washington Mutual Investors Fund | Class 529-A
Prospectus:
Trading Symbol	CWMAX
Washington Mutual Investors Fund | Class 529-C
Prospectus:
Trading Symbol	CWMCX
Washington Mutual Investors Fund | Class 529-E
Prospectus:
Trading Symbol	CWMEX
Washington Mutual Investors Fund | Class 529-F-1
Prospectus:
Trading Symbol	CWMFX
Washington Mutual Investors Fund | Class F-2
Prospectus:
Trading Symbol	WMFFX
Washington Mutual Investors Fund | R-6
Prospectus:
Trading Symbol	RWMGX
Washington Mutual Investors Fund | Class R-2E
Prospectus:
Trading Symbol	RWEBX
Washington Mutual Investors Fund | Class R-5E
Prospectus:
Trading Symbol	RWMHX
Washington Mutual Investors Fund | Class F-3
Prospectus:
Trading Symbol	FWMIX
Washington Mutual Investors Fund | Class 529-T
Prospectus:
Trading Symbol	TMWMX
Washington Mutual Investors Fund | Class T
Prospectus:
Trading Symbol	TWMMX
Washington Mutual Investors Fund | Class 529-F-2
Prospectus:
Trading Symbol	FWMMX
Washington Mutual Investors Fund | Class 529-F-3
Prospectus:
Trading Symbol	FWWMX